Deferred Revenue - Schedule of Deferred Revenue (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Revenue Arrangement [Line Items]
Total current deferred revenue	¥ 795,005	$ 114,195	¥ 469,378
Total non-current deferred revenue	164,913	$ 23,688	80,734
Live Streaming [Member]
Deferred Revenue Arrangement [Line Items]
Total current deferred revenue	786,253		462,511
Total non-current deferred revenue	164,913		80,734
Others [Member]
Deferred Revenue Arrangement [Line Items]
Total current deferred revenue	¥ 8,752		¥ 6,867